Note 8 - Stockholders' Equity	9 Months Ended
Jul. 31, 2014
Notes
Note 8 - Stockholders' Equity

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 450,000,000 common shares of par value at $0.001 and 50,000,000 preferred shares of par value at $0.001. As of July 31, 2014, 20,019,874 shares of common stock and no preferred shares were issued and outstanding. During the nine months ended July 31, 2014, the Company sold 2,577,750 shares of its common stock for cash of $1,347,000.